Annual Operating Expenses {- Fidelity Small Cap Discovery Fund} - 04.30 Fidelity Small Cap Discovery Fund PRO-09 - Fidelity Small Cap Discovery Fund - Fidelity Small Cap Discovery Fund	Jun. 29, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.98%